Investments in Limited Partnerships (Details) $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($) limited_partnership	Dec. 31, 2015 USD ($)
Schedule of Cost-method Investments [Line Items]
Number of investments held in limited partnership	4
Number of investments held in limited companies	1
Limited partnerships ownership interest fair value | $	$ 137.5	$ 144.8
Number of investments held in limited partnership in dissolution	2
Minimum
Schedule of Cost-method Investments [Line Items]
Cost method investment, ownership percent	5.30%
Maximum
Schedule of Cost-method Investments [Line Items]
Equity method investment, ownership percentage	60.00%